Earnings per Share (Tables)	6 Months Ended
Jun. 30, 2024
Earnings per Share [Abstract]
Computation for Basic and Diluted Earnings per Share
The following table sets forth the computation for basic and diluted earnings per share:

	2024		2023
	Basic EPS	Diluted EPS	Basic EPS	Diluted EPS
Net income	$21,616	$21,616	$34,083	$34,083
less income allocated to participating securities	-	-	(1)	(1)
less deemed dividend to the Series C preferred stockholders due to triggering of a down-round feature	-	-	(9,809)	-
less deemed dividend to the July and August warrants’ holders due to triggering of a down-round feature	-	-	(789)	(789)
less dividends on preferred stock	(917)	-	(951)	-
less changes in value of warrants’ liability	-	(10)	-	(966)
Net income attributable to common stockholders	20,699	21,606	22,533	32,327

Weighted average number of common shares, basic	12,297,945	12,297,945	9,284,254	9,284,254
Effect of dilutive shares	-	26,917,952	-	23,082,475
Weighted average number of common shares, diluted	12,297,945	39,215,897	9,284,254	32,366,729

Earnings per common share	$1.68	$0.55	$2.43	$1.00